EARNINGS (LOSS) PER SHARE (Details) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
	Feb. 23, 2022 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares
Earnings per share
Basic net earnings (loss) attributable to common shareholders | $		$ 416.3		$ 31.9
Basic weighted average shares outstanding		1,226,985		1,280,531
Weighted average shares dilution adjustments:
Stock options		822		3,825
Restricted share units		3,554		3,416
Restricted performance share units		5,309		5,039
Diluted weighted average shares outstanding		1,236,670		1,292,811
Weighted average shares dilution adjustments - exclusions:
Share price | $ / shares	$ 7.01	$ 4.88		$ 4.41
Discontinued operations
Earnings per share
Basic net earnings (loss) attributable to common shareholders | $				$ (637.1)
Diluted net earnings (loss) attributable to common shareholders | $				(637.1)
Aggregate continuing and discontinued operations
Earnings per share
Basic net earnings (loss) attributable to common shareholders | $		$ 416.3		(605.2)
Diluted net earnings (loss) attributable to common shareholders | $		$ 416.3		$ (605.2)
Basic weighted average shares outstanding		1,226,985		1,280,531
Stock options
Weighted average shares dilution adjustments - exclusions:
Weighted average shares dilution adjustments - exclusions		249		3,102
Share price | (per share)		$ 4.88	$ 5.61	$ 4.41	$ 6.89
RSUs
Weighted average shares dilution adjustments - exclusions:
Weighted average shares dilution adjustments - exclusions		2,459		1,911
RPSUs
Weighted average shares dilution adjustments - exclusions:
Weighted average shares dilution adjustments - exclusions		3,785		3,172